Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right-of-use Assets

(CHF in millions)	Storage	Stores & showrooms	Offices	Cars	Total

Cost as of January 1, 2023	28.7	45.6	111.0	7.4	192.7
Accumulated Depreciation as of January 1, 2023	(11.9)	(7.7)	(16.8)	(4.6)	(41.1)
Net book value as of January 1, 2023	16.8	37.9	94.2	2.8	151.6

Twelve month period ended December 31, 2023
Opening net book value	16.8	37.9	94.2	2.8	151.6
Lease modification	(2.1)	3.3	0.7	—	2.0
Additions	66.0	27.1	8.0	2.3	103.4
Disposals	(0.1)	—	—	(0.3)	(0.4)
Depreciation	(11.8)	(9.2)	(10.0)	(1.9)	(32.9)
Exchange Difference	(3.3)	(4.1)	(2.1)	(0.2)	(9.8)
Net book value as of December 31, 2023	65.3	55.1	90.8	2.8	214.0

Cost as of December 31, 2023	87.5	70.5	116.9	8.1	283.1
Accumulated Depreciation as of December 31, 2023	(22.1)	(15.4)	(26.1)	(5.4)	(69.1)
Net book value as of December 31, 2023	65.3	55.1	90.8	2.8	214.0

Twelve month period ended December 31, 2024
Opening net book value	65.3	55.1	90.8	2.8	214.0
Lease modification	0.1	4.4	1.9	—	6.4
Additions	57.4	76.2	18.7	1.4	153.8
Disposals	—	(0.2)	—	(0.1)	(0.2)
Depreciation	(28.0)	(19.3)	(11.6)	(1.8)	(60.8)
Exchange Difference	5.8	3.1	1.3	—	10.3
Net book value as of December 31, 2024	100.7	119.4	101.1	2.5	323.6

Cost as of December 31, 2024	152.8	154.4	139.1	9.6	455.9
Accumulated Depreciation as of December 31, 2024	(52.1)	(35.0)	(38.0)	(7.1)	(132.3)
Net book value as of December 31, 2024	100.7	119.4	101.1	2.5	323.6
Reconciliation of lease liabilities:

(CHF in millions)	2024	2023

Lease liability balance at January 1,	228.9	160.5
thereof current	38.7	21.6
thereof non-current	190.3	138.8
Payments	(51.3)	(25.4)
Interest expenses paid	(15.2)	(6.4)
Disposals	(0.2)	(0.3)
Additions	153.7	103.0
Lease modification	5.4	1.7
Accrued interest	15.2	6.4
Exchange differences	10.9	(10.6)
Lease liability balance at December 31,	347.5	228.9
thereof current	59.1	38.7
thereof non-current	288.5	190.3

Schedule of Lease Liabilities
Reconciliation of lease liabilities:

(CHF in millions)	2024	2023

Lease liability balance at January 1,	228.9	160.5
thereof current	38.7	21.6
thereof non-current	190.3	138.8
Payments	(51.3)	(25.4)
Interest expenses paid	(15.2)	(6.4)
Disposals	(0.2)	(0.3)
Additions	153.7	103.0
Lease modification	5.4	1.7
Accrued interest	15.2	6.4
Exchange differences	10.9	(10.6)
Lease liability balance at December 31,	347.5	228.9
thereof current	59.1	38.7
thereof non-current	288.5	190.3